SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Interim Financial Statements

a.Interim Financial Statements

The accompanying consolidated balance sheet as of June 30, 2020, the consolidated statements of income (loss), the consolidated statements of comprehensive income (loss) and the consolidated statements of cash flows for the six months ended June 30, 2019 and 2020, as well as the statement of changes in shareholders' equity for the six months ended June 30, 2020, are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (the "SEC") regarding interim financial reporting. In the management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2020, as well as its results of operations and cash flows for the six months ended June 30, 2019 and 2020. The results of operations for the six months ended June 30, 2020 are not necessarily indicative of the results to be expected for the year ending December 31, 2020.

The accompanying unaudited interim financial statements should be read in conjunction with the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2019, filed with the SEC on March 16, 2020 (the "Annual Report").

b.There have been no changes to the significant accounting policies described in the Annual Report that have had a material impact on the unaudited interim consolidated financial statements and related notes.

Use of estimates

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PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:SIGNIFICANT ACCOUNTING POLICIES (Cont.)

c.Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, the Company's management evaluates its estimates, including those related to sales allowances and allowance for doubtful debts, fair value of intangible assets and goodwill, useful lives of intangible assets, fair value of share-based awards, realizability of deferred tax assets, tax uncertainties, and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Company’s assets and liabilities.

Revenue recognition

d.Revenue recognition

The Company applies the provisions of Accounting Standards Codification 606, Revenue from Contracts with Customers ("ASC 606" or "Topic 606") The Company adopted the provisions of ASC 606 effective January 1, 2018 using the modified retrospective application method for all uncompleted contracts as of that date. The adoption of ASC 606 did not have a material impact on the Company’s consolidated financial statements. In addition, the adoption of ASC 606 had no impact on the Company's accounts receivable and deferred revenues balance as of December 31, 2018 or on the Company's revenues, cost of sales or its operating expenses during 2018, compared to ASC 605.

The Company applies the practical expedient for incremental costs of obtaining contracts when the associated revenues is recognized over less than one year.

The Company generates revenues primarily from two major sources:

Advertising Revenues - the Company generates advertising revenues from delivering, high impact ad formats creatively designed to capture consumer attention and drive engagement, across a hand-picked portfolio of websites and mobile applications. In addition, the Company also generates advertising revenues from digital publishing services, which are being recognizes once the advertisement vendors publish the relevant information across their platform.

Search Revenues - the Company obtains its search revenues from service agreements with its search partners. Search revenue is generated primarily from monthly transaction volume-based fees earned by the Company for making its applications available to online publishers and app developers (either based on fixed price models, pay-per-search fee or portion of the revenue generated by the search partners).

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PERION NETWORK LTD. AND ITS SUBSIDIARIES

NOTES TO THE INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 2:SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company evaluates whether Search and Advertising Revenues should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the amount of the customer payment less amounts the Company pays to publishers. In making that evaluation, the Company considers whether it controls the promised good or service before transferring that good or service to the customer. The Company considers indicators such as whether the Company is the primary obligor in the arrangement and assumes risks and rewards as a principal or an agent, including the credit risk, whether the Company has latitude in establishing prices and selecting its suppliers and whether it changes the products or performs part of the service. The evaluation of these factors is subject to significant judgment and subjectivity. Generally, in cases in which the Company is primarily obligated in a transaction, is subject to risk, involved in the determination of the product (or the service) specifications, separately negotiates each revenue service agreement or publisher agreement and can have several additional indicators, revenue is recorded on a gross basis.

Contract balances are presented separately on the consolidated balance sheets as either Accounts receivable or Deferred revenues. The Company does not have contract assets.

Accounts receivable includes amounts billed and currently due from customers.

Deferred revenues are recorded when payments are received from customers in advance of the Company's rendering of services.

Recent Adopted Accounting Pronouncements

e.Recent Adopted Accounting Pronouncements

In June 2016 the FASB issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The FASB subsequently issued amendments to ASU 2016-13, which have the same effective date and transition date of January 1, 2020. This standard requires entities to estimate an expected lifetime credit loss on financial assets ranging from short-term trade accounts receivable to long-term financings and report credit losses using an expected losses model rather than the incurred losses model that was previously used, and establishes additional disclosures related to credit risks.

The Company adopted Topic 326 effective January 1, 2020, based on the composition of the Company’s trade receivables and other financial assets, current economic conditions and historical credit loss activity. The adoption of this standard did not have a material impact on the Company’s condensed consolidated financial statements.

The interim Consolidated Financial Statements for the six months ended June 30, 2020 are presented under the new standard, while comparative periods presented are not adjusted and continue to be reported in accordance with the Company’s historical accounting policy.